Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing receivables
Total financing receivables	¥ 88,496	¥ 84,858
Total Past Due
Financing receivables
Total financing receivables	24,633	23,553
Current
Financing receivables
Total financing receivables	63,863	61,305
1 - 30 Days Past Due
Financing receivables
Total financing receivables	24	103
31 - 60 Days Past Due
Financing receivables
Total financing receivables	830	175
61 - 90 Days Past Due
Financing receivables
Total financing receivables	373	¥ 23,275
91 Days or Greater Past Due
Financing receivables
Total financing receivables	¥ 24,406